Stock-Based Compensation (Details) - Schedule of stock-based compensation expenses - Stock-Based Compensation [Member]	6 Months Ended
Jun. 30, 2022 USD ($)
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Professional fees	$ 121,875
Communication and technology	112,500
General and administrative	121,875
Marketing	103,125
Total stock-based compensation	$ 459,375